Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2018	$ 8	$ 53,522	$ (52,684)	$ 846
Balance (in Shares) at Dec. 31, 2018	79,451,338
Exercise of stock options		10		10
Exercise of stock options (in Shares)	44,154
Issuance of stock in asset acquisition		109		109
Issuance of stock in asset acquisition (in Shares)	458,902
Issuance of warrants		38		38
Stock-based compensation expense		208		208
Stockholder distribution			(10)	(10)
Issuance of restricted stock (in Shares)	446,333
Net income (loss)			(14,901)	(14,901)
Balance at Dec. 31, 2019	$ 8	53,887	(67,595)	(13,700)
Balance (in Shares) at Dec. 31, 2019	80,400,727
Exercise of stock options (in Shares)	5,300
Exercise of warrants		34		34
Exercise of warrants (in Shares)	2,584,637
Stock-based compensation expense		52		52
Net income (loss)			(6,454)	(6,454)
Balance at Mar. 31, 2020	$ 8	53,973	(74,049)	(20,068)
Balance (in Shares) at Mar. 31, 2020	82,990,664
Balance at Dec. 31, 2019	$ 8	53,887	(67,595)	(13,700)
Balance (in Shares) at Dec. 31, 2019	80,400,727
Exercise of stock options		114		114
Exercise of stock options (in Shares)	488,625
Exercise of warrants		884		884
Exercise of warrants (in Shares)	4,995,584
Stock-based compensation expense		978		978
Conversion of convertible debt		17,446		17,446
Conversion of convertible debt (in Shares)	1,715,918
Issuance of restricted stock (in Shares)	25,309
PIC shares recapitalized, net of issuance costs and the fair value of warrant liabilities (Restated)	$ 3	98,886		98,889
PIC shares recapitalized, net of issuance costs and the fair value of warrant liabilities (Restated) (in Shares)	28,739,091
Shares issued in offering, net of issuance costs	$ 2	144,889		144,891
Shares issued in offering, net of issuance costs (in Shares)	15,000,000
Net income (loss)			(60,606)	(60,606)
Balance at Dec. 31, 2020	$ 13	317,084	(128,201)	188,896
Balance (in Shares) at Dec. 31, 2020	131,365,254
Balance at Mar. 31, 2020	$ 8	53,973	(74,049)	(20,068)
Balance (in Shares) at Mar. 31, 2020	82,990,664
Stock-based compensation expense		225		225
Net income (loss)			(13,499)	(13,499)
Balance at Jun. 30, 2020	$ 8	54,198	(87,548)	(33,342)
Balance (in Shares) at Jun. 30, 2020	82,990,664
Balance at Dec. 31, 2020	$ 13	317,084	(128,201)	188,896
Balance (in Shares) at Dec. 31, 2020	131,365,254
Exercise of stock options		16		16
Exercise of stock options (in Shares)	65,875
Exercise of warrants (in Shares)	233,555
Exercise of Public warrants	$ 1	85,554		85,555
Exercise of Public warrants (in Shares)	7,441,020
Settlement of warrant liability upon exercise of warrants		47,162		47,162
Settlement of warrant liability upon call of warrants		591		591
Proceeds from PIC shares recapitalization		75		75
Stock-based compensation expense		442		442
Net income (loss)			61,914	61,914
Balance at Mar. 31, 2021	$ 14	450,924	(66,287)	384,651
Balance (in Shares) at Mar. 31, 2021	139,105,704
Exercise of stock options		7		7
Exercise of stock options (in Shares)	29,870
Issuance of shares in business combination with World Energy		1,439		1,439
Issuance of shares in business combination with World Energy (in Shares)	231,002
Stock-based compensation expense		754		754
Net income (loss)			(10,469)	(10,469)
Balance at Jun. 30, 2021	$ 14	$ 453,124	$ (76,756)	$ 376,382
Balance (in Shares) at Jun. 30, 2021	139,366,576